Taxation - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Tax Credit Carryforward [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Effective period of certificate	3 years
Withholding income tax rate	10.00%
Undistributed earnings	¥ 414,987,000			$ 63,600
Impact from tax uncertainties	¥ 0	¥ 0	¥ 0
Income tax examination, description	In general, the tax authorities have five to seven years to conduct examinations of the tax filings of the Group’s subsidiaries.
Income tax examination years under examination	2015 2016 2017 2018 2019 2020
Earliest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	5 years
Latest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	7 years
PRC and Malaysia
Tax Credit Carryforward [Line Items]
Operating loss	¥ 277,719,000			$ 42,562
PRC
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	5 years
Tax loss carry forward extended duration	10 years
Operating loss carryforwards expiration year	2023
Malaysia
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	7 years
Operating loss carryforwards expiration year	2024
Malaysia
Tax Credit Carryforward [Line Items]
Statutory income tax rate	24.00%